PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

Voya Limited Maturity Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 37.8%
Basic Materials : 1.6%
288,000  Albemarle Corp.,
4.650%,
06/01/2027 $ 289,486
0.1
424,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 433,558
0.1
289,000  Eastman Chemical Co.,
5.000%,
08/01/2029 296,034
0.1
300,000  EIDP, Inc., 4.500%,
05/15/2026 301,988
0.1
500,000
(1)
Georgia-Pacific LLC,
1.750%,
09/30/2025 487,725
0.2
280,000  Nucor Corp., 2.000%,
06/01/2025 275,374
0.1
54,000  Nutrien Ltd., 4.900%,
03/27/2028 55,098
0.0
2,777,000
(2)
Nutrien Ltd., 5.200%,
06/21/2027 2,848,778
0.9
4,988,041
1.6
Communications : 1.2%
370,000  AT&T, Inc., 1.700%,
03/25/2026 356,315
0.1
308,000  Comcast Corp.,
4.550%,
01/15/2029 313,468
0.1
425,000  Meta Platforms, Inc.,
4.300%,
08/15/2029 431,652
0.1
216,000
(1)
NBN Co. Ltd., 5.750%,
10/06/2028 227,991
0.1
420,000  Rogers
Communications, Inc.,
5.000%,
02/15/2029 428,732
0.1
835,000  Sprint Capital Corp.,
6.875%,
11/15/2028 912,323
0.3
361,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 336,367
0.1
194,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 188,767
0.1
181,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 185,186
0.1
235,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 234,328
0.1
3,615,129
1.2
Consumer, Cyclical : 3.6%
358,000
(1)
7-Eleven, Inc., 0.950%,
02/10/2026 341,789
0.1
140,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 132,853
0.0
428,000
(1)(2)
BMW US Capital LLC,
1.250%,
08/12/2026 406,212
0.1
195,000
(2)
BorgWarner, Inc.,
4.950%,
08/15/2029 198,357
0.1
710,000
(1)
Daimler Truck Finance
North America LLC,
3.500%,
04/07/2025 705,326
0.2
254,000
(1)
Daimler Truck Finance
North America LLC,
5.000%,
01/15/2027 257,890
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
18,518  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 $ 17,460
0.0
210,000
(1)
Denso Corp., 4.420%,
09/11/2029 212,459
0.1
225,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 219,202
0.1
200,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 203,364
0.1
305,000  General Motors
Financial Co., Inc.,
3.800%,
04/07/2025 302,847
0.1
408,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 410,860
0.1
140,000  General Motors
Financial Co., Inc.,
5.350%,
07/15/2027 143,264
0.0
268,000  General Motors
Financial Co., Inc.,
5.400%,
04/06/2026 271,357
0.1
183,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 188,782
0.1
507,000  General Motors
Financial Co., Inc.,
5.800%,
01/07/2029 527,503
0.2
340,000
(2)
Home Depot, Inc.,
4.875%,
06/25/2027 348,899
0.1
532,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 513,920
0.2
462,000
(1)
Hyundai Capital
America, 1.300%,
01/08/2026 443,876
0.1
160,000
(1)
Hyundai Capital
America, 5.650%,
06/26/2026 163,301
0.0
159,000
(1)
Hyundai Capital
America, 5.950%,
09/21/2026 163,675
0.1
507,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 535,133
0.2
299,000
(1)
Hyundai Capital
America, 6.250%,
11/03/2025 304,616
0.1
187,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 183,642
0.1
290,000
(1)(2)
Mercedes-Benz Finance
North America LLC,
5.100%,
08/03/2028 298,196
0.1
178,750
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 181,107
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
135,000  PACCAR Financial
Corp., 4.000%,
09/26/2029 $ 134,705
0.0
423,000  Ross Stores, Inc.,
4.600%,
04/15/2025 422,376
0.1
505,000  Toll Brothers Finance
Corp., 4.350%,
02/15/2028 502,525
0.2
436,000  Toyota Motor Credit
Corp., 5.400%,
11/20/2026 448,679
0.1
424,000  Toyota Motor Credit
Corp. B, B, 5.000%,
03/19/2027 434,635
0.1
54,821  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 56,000
0.0
66,072  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 66,073
0.0
255,000
(1)
Volkswagen Group of
America Finance LLC,
4.950%,
08/15/2029 255,379
0.1
325,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 331,030
0.1
300,000
(1)
Volkswagen Group of
America Finance LLC,
5.650%,
09/12/2028 310,969
0.1
225,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 241,214
0.1
421,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 407,171
0.1
11,286,646
3.6
Consumer, Non-cyclical : 4.2%
274,000  AbbVie, Inc., 4.800%,
03/15/2027 279,353
0.1
192,000  AbbVie, Inc., 4.800%,
03/15/2029 197,651
0.1
403,000  Amgen, Inc., 5.150%,
03/02/2028 415,093
0.1
629,000  Amgen, Inc., 5.250%,
03/02/2025 629,975
0.2
558,000  Astrazeneca Finance
LLC, 4.800%,
02/26/2027 568,983
0.2
444,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 449,867
0.1
386,000  Boston Scientific Corp.,
1.900%,
06/01/2025 378,966
0.1
188,000  Bristol-Myers
Squibb Co., 4.900%,
02/22/2029 194,383
0.1
587,000  Bunge Ltd. Finance
Corp., 1.630%,
08/17/2025 571,827
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
160,000  Cardinal Health, Inc.,
5.125%,
02/15/2029 $ 164,628
0.1
195,000
(1)
Cargill, Inc., 3.625%,
04/22/2027 192,847
0.1
114,000  Cigna Group, 1.250%,
03/15/2026 109,088
0.0
315,000  Cigna Group, 5.000%,
05/15/2029 324,529
0.1
233,000
(1)
CSL Finance PLC,
3.850%,
04/27/2027 230,389
0.1
595,000
(2)
CVS Health Corp.,
5.400%,
06/01/2029 617,407
0.2
587,000
(1)
Element Fleet
Management Corp.,
3.850%,
06/15/2025 581,581
0.2
242,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 248,219
0.1
595,000
(1)
Element Fleet
Management Corp.,
6.319%,
12/04/2028 634,364
0.2
296,000
(1)
ERAC USA Finance
LLC, 5.000%,
02/15/2029 305,199
0.1
316,000  GE HealthCare
Technologies, Inc.,
5.600%,
11/15/2025 319,487
0.1
258,000  Global Payments, Inc.,
1.200%,
03/01/2026 246,662
0.1
420,000  Humana, Inc., 5.750%,
03/01/2028 438,128
0.1
71,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 73,300
0.0
425,000  Kroger Co., 4.600%,
08/15/2027 428,732
0.1
170,000  Laboratory Corp. of
America Holdings,
4.350%,
04/01/2030 168,580
0.1
108,000  McKesson Corp.,
4.250%,
09/15/2029 108,308
0.0
113,000  Mondelez International,
Inc., 4.750%,
02/20/2029 115,560
0.0
334,000
(1)
Nestle Holdings, Inc.,
1.150%,
01/14/2027 313,748
0.1
215,000  Novartis Capital Corp.,
3.800%,
09/18/2029 213,665
0.1
162,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 166,145
0.1
195,000  Quanta Services, Inc.,
4.750%,
08/09/2027 197,120
0.1
215,000  Quest Diagnostics, Inc.,
4.600%,
12/15/2027 217,925
0.1
448,000
(1)
Roche Holdings, Inc.,
5.338%,
11/13/2028 469,302
0.1
461,000  S&P Global, Inc.,
2.450%,
03/01/2027 444,746
0.1
352,000  S&P Global, Inc.,
2.700%,
03/01/2029 332,304
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
424,000  Smith & Nephew PLC,
5.150%,
03/20/2027 $ 431,834
0.1
425,000
(1)
Solventum Corp.,
5.450%,
02/25/2027 433,833
0.1
158,000  Stryker Corp., 3.650%,
03/07/2028 155,787
0.0
122,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 126,730
0.0
314,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 305,716
0.1
180,000  UnitedHealth Group,
Inc., 4.800%,
01/15/2030 185,500
0.1
316,000  Zoetis, Inc., 5.400%,
11/14/2025 319,077
0.1
13,306,538
4.2
Energy : 1.3%
331,000
(2)
Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
2.061%,
12/15/2026 317,442
0.1
580,000  Canadian Natural
Resources Ltd.,
2.050%,
07/15/2025 567,626
0.2
295,000  Diamondback
Energy, Inc., 5.150%,
01/30/2030 302,782
0.1
295,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 301,145
0.1
469,000  Equinor ASA, 2.875%,
04/06/2025 464,710
0.1
395,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 375,519
0.1
199,000  Occidental Petroleum
Corp., 5.200%,
08/01/2029 202,452
0.1
306,000  Ovintiv Exploration, Inc.,
5.375%,
01/01/2026 308,119
0.1
326,000  Phillips 66, 3.850%,
04/09/2025 324,373
0.1
495,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 476,171
0.2
270,000  TransCanada
PipeLines Ltd., 1.000%,
10/12/2024 269,558
0.1
3,909,897
1.3
Financial : 18.2%
200,000  Aflac, Inc., 1.125%,
03/15/2026 191,400
0.1
217,000
(3)
American Express Co.,
4.990%,
05/01/2026 217,265
0.1
136,000
(3)
American Express Co.,
5.098%,
02/16/2028 138,627
0.0
507,000
(3)
American Express Co.,
5.282%,
07/27/2029 525,262
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
325,000
(3)
American Express Co.,
5.389%,
07/28/2027 $ 331,581
0.1
305,000
(3)
American Express Co.,
5.645%,
04/23/2027 310,935
0.1
326,000  American Tower Corp.,
3.650%,
03/15/2027 321,092
0.1
80,000  American Tower Corp.,
5.250%,
07/15/2028 82,422
0.0
234,000  Ameriprise Financial,
Inc., 3.000%,
04/02/2025 232,091
0.1
59,000  Aon North America, Inc.,
5.125%,
03/01/2027 60,373
0.0
212,000  Aon North America, Inc.,
5.150%,
03/01/2029 219,086
0.1
420,000
(1)
Athene Global Funding,
5.684%,
02/23/2026 426,274
0.1
738,000
(1)
Aviation Capital
Group LLC, 5.500%,
12/15/2024 737,416
0.2
347,000
(1)
Aviation Capital
Group LLC, 6.375%,
07/15/2030 372,083
0.1
352,000
(1)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 329,101
0.1
200,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 206,878
0.1
200,000  Banco Santander SA,
5.588%,
08/08/2028 208,279
0.1
898,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 857,612
0.3
50,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 48,651
0.0
31,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 30,555
0.0
301,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 301,523
0.1
352,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 362,018
0.1
182,000
(3)
Bank of America
Corp., MTN, 1.197%,
10/24/2026 175,694
0.1
907,000
(3)
Bank of America
Corp., MTN, 1.319%,
06/19/2026 884,859
0.3
496,000
(3)
Bank of America
Corp., MTN, 2.015%,
02/13/2026 490,421
0.2
50,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 48,047
0.0
250,000  Bank of America NA,
5.526%,
08/18/2026 256,819
0.1
642,000  Bank of Montreal,
5.300%,
06/05/2026 654,073
0.2
179,000
(3)
Bank of New York
Mellon Corp., 4.414%,
07/24/2026 178,723
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
425,000
(3)
Bank of New York
Mellon Corp., 4.890%,
07/21/2028 $ 432,969
0.1
279,000
(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 281,766
0.1
196,000
(3)
Bank of New York
Mellon Corp., MTN,
4.975%,
03/14/2030 202,480
0.1
468,000
(2)
Bank of Nova Scotia,
1.450%,
01/10/2025 463,567
0.1
257,000  Bank of Nova Scotia,
MTN, 3.450%,
04/11/2025 255,289
0.1
248,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 225,160
0.1
104,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 95,334
0.0
326,000
(1)
Blackstone Holdings
Finance Co. LLC,
5.900%,
11/03/2027 341,362
0.1
169,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 178,106
0.1
420,000
(1)
BPCE SA, 1.000%,
01/20/2026 402,412
0.1
201,000
(1)(3)
CaixaBank SA, 6.684%,
09/13/2027 209,105
0.1
261,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 248,031
0.1
335,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 343,474
0.1
335,000
(2)(3)
Capital One Financial
Corp., 5.700%,
02/01/2030 346,995
0.1
332,000  Charles Schwab Corp.,
5.875%,
08/24/2026 341,772
0.1
242,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 258,756
0.1
435,000  Cooperatieve
Rabobank UA, 4.800%,
01/09/2029 446,563
0.1
374,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 368,062
0.1
525,000
(1)
Corebridge Global
Funding, 0.900%,
09/22/2025 507,640
0.2
438,000
(1)(3)
Credit Agricole SA,
5.335%,
01/10/2030 450,868
0.1
233,000  Credit Suisse AG/
New York NY, 2.950%,
04/09/2025 230,719
0.1
507,000  Crown Castle, Inc.,
5.600%,
06/01/2029 530,236
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
257,000
(1)(3)
Danske Bank A/S,
4.298%,
04/01/2028 $ 256,049
0.1
200,000
(1)(3)
Danske Bank A/S,
4.613%,
10/02/2030 199,840
0.1
442,000
(3)
Deutsche Bank AG/
New York NY, 2.311%,
11/16/2027 420,579
0.1
259,000  Discover Financial
Services, 3.950%,
11/06/2024 258,635
0.1
611,000
(1)(3)
DNB Bank ASA,
5.896%,
10/09/2026 618,512
0.2
475,000  Equinix, Inc., 1.250%,
07/15/2025 461,910
0.1
305,000
(1)
Federation des Caisses
Desjardins du Quebec,
2.050%,
02/10/2025 301,838
0.1
300,000
(1)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 309,306
0.1
389,000  Fifth Third Bank NA,
3.850%,
03/15/2026 384,996
0.1
490,000
(1)
GA Global Funding
Trust, 3.850%,
04/11/2025 487,096
0.2
126,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 127,659
0.0
64,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 65,054
0.0
278,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 267,253
0.1
1,095,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 1,151,035
0.4
80,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 86,165
0.0
257,000  Hanover Insurance
Group, Inc., 4.500%,
04/15/2026 256,638
0.1
531,000
(3)
HSBC Holdings PLC,
2.099%,
06/04/2026 521,031
0.2
335,000
(3)
HSBC Holdings PLC,
2.633%,
11/07/2025 334,011
0.1
519,000
(3)
HSBC Holdings PLC,
2.999%,
03/10/2026 514,240
0.2
441,000
(3)
ING Groep NV, 4.017%,
03/28/2028 437,870
0.1
200,000
(3)
ING Groep NV, 6.083%,
09/11/2027 206,206
0.1
162,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 158,352
0.1
388,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 367,655
0.1
518,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 496,392
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
378,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 $ 349,824
0.1
830,000
(3)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 816,915
0.3
48,000
(3)
JPMorgan Chase & Co.,
2.301%,
10/15/2025 47,942
0.0
140,000
(3)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 138,637
0.0
444,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 430,684
0.1
538,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 525,517
0.2
27,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 26,850
0.0
115,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 118,273
0.0
443,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 454,440
0.1
435,000
(3)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 442,330
0.1
181,000
(3)
JPMorgan Chase & Co.,
5.299%,
07/24/2029 187,332
0.1
389,000
(3)
JPMorgan Chase & Co.,
5.546%,
12/15/2025 389,250
0.1
1,625,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 1,675,704
0.5
447,000
(3)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 463,343
0.1
252,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 250,003
0.1
303,000
(3)
Lloyds Banking
Group PLC, 5.462%,
01/05/2028 309,857
0.1
416,000
(3)
Lloyds Banking
Group PLC, 5.985%,
08/07/2027 427,130
0.1
200,000
(1)
Lseg US Fin Corp.,
4.875%,
03/28/2027 203,104
0.1
488,000
(1)
LSEGA Financing PLC,
1.375%,
04/06/2026 467,489
0.1
333,000  Main Street Capital
Corp., 6.950%,
03/01/2029 347,583
0.1
443,000
(1)
Met Tower Global
Funding, 4.850%,
01/16/2027 451,036
0.1
507,000
(1)
Met Tower Global
Funding, 5.250%,
04/12/2029 530,132
0.2
323,000  Mitsubishi UFJ Financial
Group, Inc., 1.412%,
07/17/2025 315,183
0.1
454,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 1.538%,
07/20/2027 432,308
0.1
494,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.258%,
04/17/2030 511,075
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
256,000
(3)
Mizuho Financial
Group, Inc., 5.376%,
05/26/2030 $ 265,710
0.1
440,000
(3)
Mizuho Financial
Group, Inc., 5.382%,
07/10/2030 456,404
0.1
245,000
(3)
Morgan Stanley,
0.985%,
12/10/2026 234,843
0.1
444,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 424,999
0.1
371,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 356,386
0.1
110,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 113,066
0.0
256,000
(3)
Morgan Stanley,
5.123%,
02/01/2029 262,525
0.1
266,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 281,279
0.1
391,000
(3)
Morgan Stanley,
6.407%,
11/01/2029 420,260
0.1
361,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 343,406
0.1
244,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 239,769
0.1
352,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 361,917
0.1
1,016,000
(3)
Morgan Stanley, MTN,
5.652%,
04/13/2028 1,049,018
0.3
448,000  Morgan Stanley
Bank NA, 4.754%,
04/21/2026 452,351
0.1
250,000
(1)
National Securities
Clearing Corp., 5.000%,
05/30/2028 257,077
0.1
213,000
(1)
Nationwide Building
Society, 1.500%,
10/13/2026 201,904
0.1
255,000
(3)
NatWest Group PLC,
5.583%,
03/01/2028 261,633
0.1
240,000
(1)(2)
NatWest Markets PLC,
5.410%,
05/17/2029 249,696
0.1
324,000
(1)
Nordea Bank Abp,
3.600%,
06/06/2025 321,964
0.1
587,000  Old Republic
International Corp.,
4.875%,
10/01/2024 587,000
0.2
207,000
(1)
Pacific Life Global
Funding II, 1.200%,
06/24/2025 202,141
0.1
265,000
(1)
Pacific Life Global
Funding II, 1.375%,
04/14/2026 253,938
0.1
248,000
(3)
PNC Financial Services
Group, Inc., 5.492%,
05/14/2030 259,213
0.1
296,000
(1)
Principal Life Global
Funding II, 5.100%,
01/25/2029 305,174
0.1
214,000  Prologis L.P., 4.875%,
06/15/2028 219,681
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
90,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 $ 92,734
0.0
284,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 269,696
0.1
466,000
(2)
Royal Bank of Canada,
GMTN, 1.600%,
01/21/2025 461,270
0.1
202,000  Royal Bank of Canada,
GMTN, 4.950%,
02/01/2029 208,380
0.1
95,000
(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 97,474
0.0
434,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 443,383
0.1
439,000
(3)
Santander UK Group
Holdings PLC, 6.833%,
11/21/2026 448,336
0.1
440,000  Sixth Street Specialty
Lending, Inc., 3.875%,
11/01/2024 439,300
0.1
464,000
(1)
Skandinaviska Enskilda
Banken AB, 3.700%,
06/09/2025 461,216
0.1
440,000
(1)
Skandinaviska Enskilda
Banken AB, 5.125%,
03/05/2027 450,504
0.1
477,000
(1)(3)
Societe Generale SA,
2.226%,
01/21/2026 472,502
0.1
340,000
(3)
State Street Corp.,
4.530%,
02/20/2029 343,518
0.1
175,000
(3)
State Street Corp.,
5.684%,
11/21/2029 184,746
0.1
286,000  Sumitomo Mitsui
Financial Group, Inc.,
1.474%,
07/08/2025 279,457
0.1
761,000  Sumitomo Mitsui
Financial Group, Inc.,
5.316%,
07/09/2029 792,272
0.3
201,000  Sumitomo Mitsui
Financial Group, Inc.,
5.716%,
09/14/2028 211,137
0.1
620,000
(1)
Sumitomo Mitsui Trust
Bank Ltd., 5.200%,
03/07/2027 633,401
0.2
212,000
(1)
Sumitomo Mitsui Trust
Bank Ltd., 5.650%,
09/14/2026 217,630
0.1
468,000
(1)
Svenska
Handelsbanken AB,
3.650%,
06/10/2025 465,243
0.1
371,000
(1)
Swedbank AB, 3.356%,
04/04/2025 368,648
0.1
454,000  Toronto-Dominion Bank,
3.766%,
06/06/2025 451,567
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
355,000
(2)
Toronto-Dominion
Bank, GMTN, 4.980%,
04/05/2027 $ 362,303
0.1
621,000  Toronto-Dominion
Bank, MTN, 1.150%,
06/12/2025 606,697
0.2
515,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 528,472
0.2
268,000  Toronto-Dominion
Bank FXD, 1.450%,
01/10/2025 265,509
0.1
260,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 247,983
0.1
316,000
(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 289,156
0.1
256,000
(3)
Truist Financial
Corp., MTN, 4.260%,
07/28/2026 255,041
0.1
402,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 416,186
0.1
200,000  UBS AG/London,
5.800%,
09/11/2025 202,840
0.1
372,000
(1)(3)
UBS Group AG,
4.488%,
05/12/2026 370,982
0.1
427,000
(1)(3)
UBS Group AG,
5.428%,
02/08/2030 441,559
0.1
268,000
(3)
US Bancorp, 5.384%,
01/23/2030 278,382
0.1
241,000
(3)
US Bancorp, 5.775%,
06/12/2029 252,642
0.1
115,000
(3)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 113,761
0.0
365,000
(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 338,688
0.1
185,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 181,535
0.1
145,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 142,210
0.0
113,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 112,830
0.0
169,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 175,868
0.1
329,000  Wells Fargo Bank NA,
5.450%,
08/07/2026 337,039
0.1
211,000
(1)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 215,624
0.1
57,669,164
18.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial : 2.0%
110,000  AGCO Corp., 5.450%,
03/21/2027 $ 112,307
0.0
444,000  Avnet, Inc., 6.250%,
03/15/2028 466,974
0.1
725,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 746,305
0.2
190,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 195,656
0.1
405,000  FedEx Corp., 3.250%,
04/01/2026 399,282
0.1
340,000  GATX Corp., 5.400%,
03/15/2027 349,089
0.1
221,000  HEICO Corp., 5.250%,
08/01/2028 228,258
0.1
280,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 287,069
0.1
138,000  John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 132,923
0.0
111,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 111,515
0.0
429,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
01/12/2027 437,330
0.1
507,000
(1)(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 523,854
0.2
447,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.050%,
08/01/2028 470,651
0.2
165,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 168,334
0.1
308,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 318,031
0.1
171,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 177,595
0.1
61,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 63,645
0.0
504,000
(2)
Stanley Black &
Decker, Inc., 6.000%,
03/06/2028 531,801
0.2
455,000  Veralto Corp., 5.500%,
09/18/2026 465,462
0.1
215,000  Waste Management,
Inc., 4.950%,
07/03/2027 220,843
0.1
6,406,924
2.0
Technology : 1.7%
233,000  Analog Devices, Inc.,
2.950%,
04/01/2025 230,993
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
105,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 $ 101,913
0.0
88,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 85,678
0.0
444,000  Broadcom, Inc.,
3.459%,
09/15/2026 438,239
0.1
393,000  Broadcom, Inc.,
4.150%,
02/15/2028 392,681
0.1
215,000  Cadence Design
Systems, Inc., 4.200%,
09/10/2027 216,107
0.1
61,000
(2)
Concentrix Corp.,
6.600%,
08/02/2028 63,666
0.0
145,000  Fiserv, Inc., 5.150%,
03/15/2027 148,289
0.1
444,000  Fiserv, Inc., 5.450%,
03/02/2028 460,840
0.2
395,000  Hewlett Packard
Enterprise Co., 4.550%,
10/15/2029 394,076
0.1
198,000  HP, Inc., 2.200%,
06/17/2025 194,428
0.1
445,000  IBM International
Capital Pte Ltd.,
4.600%,
02/05/2029 453,045
0.1
473,000  Oracle Corp., 1.650%,
03/25/2026 454,878
0.1
288,000  Oracle Corp., 2.500%,
04/01/2025 284,725
0.1
470,000  Oracle Corp., 2.650%,
07/15/2026 457,015
0.1
500,000  Take-Two Interactive
Software, Inc., 3.550%,
04/14/2025 496,258
0.2
408,000  VMware, Inc., 1.400%,
08/15/2026 386,741
0.1
215,000  Workday, Inc., 3.500%,
04/01/2027 211,662
0.1
5,471,234
1.7
Utilities : 4.0%
475,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 470,726
0.1
352,000  AES Corp., 5.450%,
06/01/2028 362,513
0.1
235,000
(2)
Alabama Power Co.,
3.750%,
09/01/2027 233,952
0.1
305,000  Ameren Corp., 5.700%,
12/01/2026 313,654
0.1
176,000  Ameren Illinois Co.,
3.800%,
05/15/2028 174,240
0.1
393,000  American Electric
Power Co., Inc.,
5.200%,
01/15/2029 405,699
0.1
425,000  Avangrid, Inc., 3.200%,
04/15/2025 420,733
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
218,000  Connecticut Light and
Power Co., 4.650%,
01/01/2029 $ 221,793
0.1
188,000  Consumers Energy Co.,
4.900%,
02/15/2029 194,019
0.1
448,000
(3)
DTE Energy Co.,
4.220%,
11/01/2024 447,614
0.1
323,000  DTE Energy Co.,
5.100%,
03/01/2029 332,737
0.1
479,000
(1)
Enel Finance
International NV,
6.800%,
10/14/2025 490,698
0.2
329,000  Entergy Corp., 0.900%,
09/15/2025 317,972
0.1
277,000  Eversource Energy,
2.900%,
03/01/2027 268,119
0.1
448,000  Eversource Energy,
4.750%,
05/15/2026 450,732
0.1
161,000  Exelon Corp., 5.150%,
03/15/2029 166,881
0.1
423,000  Georgia Power Co.,
5.004%,
02/23/2027 432,395
0.1
338,000  Interstate Power and
Light Co., 3.250%,
12/01/2024 336,942
0.1
195,000
(1)(2)
Liberty Utilities Co.,
5.577%,
01/31/2029 201,693
0.1
123,000  National Rural Utilities
Cooperative Finance
Corp., 4.120%,
09/16/2027 123,879
0.0
188,000  National Rural Utilities
Cooperative Finance
Corp., 5.150%,
06/15/2029 195,218
0.1
325,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 1.875%,
02/07/2025 321,600
0.1
94,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 5.600%,
11/13/2026 96,835
0.0
428,000  National Rural Utilities
Cooperative Finance
Corp. D, 1.000%,
10/18/2024 427,170
0.1
231,000
(1)
New York State Electric
& Gas Corp., 5.650%,
08/15/2028 240,809
0.1
318,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 302,046
0.1
287,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 264,724
0.1
271,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 275,111
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
165,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 $ 168,689
0.1
324,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 284,255
0.1
462,000  NiSource, Inc., 0.950%,
08/15/2025 447,480
0.1
389,000
(2)
ONE Gas, Inc., 5.100%,
04/01/2029 403,164
0.1
649,497  PG&E Wildfire
Recovery Funding
LLC A-1, 3.594%,
06/01/2032 639,715
0.2
335,000  Public Service
Enterprise Group, Inc.,
0.800%,
08/15/2025 324,001
0.1
134,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 140,401
0.0
155,000  Sempra Energy,
5.400%,
08/01/2026 157,964
0.1
144,000  Southern Co., 5.500%,
03/15/2029 151,103
0.0
384,000  Southern Co. Gas
Capital Corp., 3.250%,
06/15/2026 378,414
0.1
251,000  Tampa Electric Co.,
4.900%,
03/01/2029 257,454
0.1
272,000
(1)
Trans-Allegheny
Interstate Line Co.,
3.850%,
06/01/2025 269,993
0.1
8,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 7,390
0.0
535,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 537,459
0.2
43,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 43,191
0.0
61,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 62,640
0.0
12,763,817
4.0
Total Corporate Bonds/
Notes
(Cost $117,819,555)
119,417,390
37.8
U.S. TREASURY OBLIGATIONS : 22.0%
United States Treasury Notes : 22.0%
189,400
1.250
%,
11/30/2026 180,137
0.1
107,900
1.500
%,
01/31/2027 102,853
0.0
128,900
1.500
%,
11/30/2028 118,608
0.0
24,940,000
2.000
%,
08/15/2025 24,506,613
7.7
1,070,000
3.375
%,
09/30/2029 1,066,865
0.3
2,823,000
(2)
3.500
%,
09/30/2026 2,815,226
0.9
215,000
3.500
%,
09/30/2031 214,614
0.1
39,911,800
3.625
%,
09/15/2027 39,710,682
12.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes (continued)
69,000
4.375
%,
12/15/2026 $ 70,105
0.0
802,000
4.625
%,
03/15/2026 811,727
0.3
69,597,430
22.0
Total U.S. Treasury
Obligations
(Cost $69,569,329)
69,597,430
22.0
ASSET-BACKED SECURITIES : 18.4%
Automobile Asset-Backed Securities : 4.7%
550,000  AmeriCredit Automobile
Receivables Trust
2021-3 B, 1.170%,
08/18/2027 537,960
0.2
1,700,000  BMW Vehicle Lease
Trust 2024-1 A4,
5.000%,
06/25/2027 1,725,672
0.6
300,000  CarMax Auto Owner
Trust 2021-2 B,
1.030%,
12/15/2026 292,931
0.1
750,000  CarMax Auto Owner
Trust 2022-1 B,
1.950%,
09/15/2027 723,268
0.2
1,050,000
(1)
Chase Auto Owner
Trust 2023-AA A3,
5.680%,
01/25/2029 1,076,379
0.3
650,000
(1)
Citizens Auto
Receivables Trust
2024-1 A3, 5.110%,
04/17/2028 657,412
0.2
500,000  Drive Auto Receivables
Trust 2024-2 A3,
4.500%,
09/15/2028 499,967
0.2
453,667  GM Financial
Automobile Leasing
Trust 2022-3 A4,
4.110%,
08/20/2026 453,252
0.1
450,000  GM Financial
Automobile Leasing
Trust 2023-1 A4,
5.160%,
01/20/2027 451,567
0.1
600,000  GM Financial Consumer
Automobile Receivables
Trust 2022-4 B,
5.500%,
08/16/2028 613,912
0.2
850,000  Hyundai Auto
Receivables Trust
2021-C B, 1.490%,
12/15/2027 819,830
0.3
54,134
(1)
JPMorgan Chase Bank
NA - CACLN 2021-3 B,
0.760%,
02/26/2029 53,391
0.0
950,000
(1)
Porsche Financial Auto
Securitization Trust
2023-1A A4, 4.720%,
06/23/2031 959,363
0.3
650,000
(1)
Porsche Innovative
Lease Owner Trust
2024-1A A4, 4.660%,
02/20/2030 655,632
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
950,000  Santander Drive Auto
Receivables Trust
2024-4 A3, 4.850%,
01/16/2029 $ 955,858
0.3
800,000  Toyota Auto
Receivables Owner
Trust 2023-A A4,
4.420%,
08/15/2028 803,461
0.3
1,650,000  Toyota Auto
Receivables Owner
Trust 2024-A A3,
4.830%,
10/16/2028 1,669,257
0.5
900,000
(1)
Westlake Automobile
Receivables Trust
2023-2A A3, 5.800%,
02/16/2027 903,357
0.3
1,000,000
(1)
Westlake Automobile
Receivables Trust
2023-3A B, 5.920%,
09/15/2028 1,014,981
0.3
14,867,450
4.7
Credit Card Asset-Backed Securities : 1.1%
1,200,000  American Express
Credit Account Master
Trust 2024-1 A,
5.230%,
04/15/2029 1,236,785
0.4
650,000  Capital One Multi-
Asset Execution Trust
2024-A1 A, 3.920%,
09/17/2029 650,221
0.2
1,450,000  Chase Issuance Trust
2024-A2I A, 4.720%,
01/15/2031 1,487,376
0.5
3,374,382
1.1
Other Asset-Backed Securities : 11.5%
800,000
(1)(3)
AGL CLO 13 Ltd.
2021-13A A1, 6.704%,
(TSFR3M + 1.422%),
10/20/2034 800,240
0.2
235,796
(1)(3)
AMMC CLO 22 Ltd.
2018-22A A, 6.576%,
(TSFR3M + 1.292%),
04/25/2031 236,087
0.1
100,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL3
C, 7.061%, (TSFR1M +
1.964%),
08/15/2034 99,256
0.0
750,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 8.111%, (TSFR1M +
3.014%),
11/15/2036 723,127
0.2
500,000
(1)(3)
Bain Capital Credit CLO
2018-2A A1R, 6.359%,
(TSFR3M + 1.080%),
07/19/2031 500,439
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
300,000
(1)(3)
Bain Capital Credit CLO
2019-2A AR2, 6.416%,
(TSFR3M + 1.130%),
10/17/2032 $ 300,135
0.1
1,135,891
(1)(3)
Benefit Street Partners
CLO IX Ltd. 2016-9A
AR, 6.654%, (TSFR3M
+ 1.372%),
07/20/2031 1,137,840
0.4
1,000,000
(1)(3)
Benefit Street Partners
CLO XIX Ltd. 2019-19A
AR, 6.481%, (TSFR3M
+ 1.180%),
01/15/2033 1,001,000
0.3
500,000
(1)(3)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 6.941%, (TSFR3M
+ 1.662%),
04/19/2034 500,586
0.2
155,274
(1)(3)
Carbone Clo Ltd.
2017-1A A1, 6.684%,
(TSFR3M + 1.402%),
01/20/2031 155,435
0.0
850,000
(1)(3)
Carlyle US CLO Ltd.
2020-2A A1R, 6.686%,
(TSFR3M + 1.402%),
01/25/2035 851,555
0.3
350,000
(1)(3)
CARLYLE US CLO
Ltd. 2017-3A A1R2,
6.535%, (TSFR3M +
1.400%),
10/21/2037 350,270
0.1
1,550,000
(1)(3)
CARLYLE US CLO Ltd.
2021-4A A2, 6.944%,
(TSFR3M + 1.662%),
04/20/2034 1,553,646
0.5
1,000,000
(1)(3)
Cedar Funding IV CLO
Ltd. 2014-4A ARR,
6.705%, (TSFR3M +
1.422%),
07/23/2034 1,001,336
0.3
545,330
(1)(3)
CIFC Funding Ltd.
2018-4A A1, 6.697%,
(TSFR3M + 1.412%),
10/17/2031 546,022
0.2
133,280
(1)(3)
Clear Creek CLO
2015-1A AR, 6.744%,
(TSFR3M + 1.462%),
10/20/2030 133,508
0.0
202,520  CNH Equipment Trust
2021-C A3, 0.810%,
12/15/2026 198,727
0.1
672,706
(1)(3)
Crestline Denali
CLO XVII Ltd. 2018-
1A ARR, 6.431%,
(TSFR3M + 1.130%),
10/15/2031 673,496
0.2
300,000
(1)(3)
Eaton Vance Clo Ltd.
2015-1A A2R, 6.794%,
(TSFR3M + 1.512%),
01/20/2030 300,466
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
640,092
(1)(3)
Goldentree Loan
Management US Clo
4 Ltd. 2019-4A ARR,
6.433%, (TSFR3M +
1.150%),
04/24/2031 $ 640,572
0.2
1,360,000
(1)(3)
HGI CRE CLO Ltd.
2021-FL1 B, 6.811%,
(TSFR1M + 1.714%),
06/16/2036 1,340,325
0.4
2,100,000
(1)(3)
HGI CRE CLO Ltd.
2021-FL1 D, 7.561%,
(TSFR1M + 2.464%),
06/16/2036 2,063,845
0.6
230,287
(1)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 7.042%,
(SOFR30A + 1.700%),
04/20/2037 230,900
0.1
291,910
(1)
JGWPT XXXIII LLC
2014-3A A, 3.500%,
06/15/2077 268,716
0.1
950,000  John Deere Owner
Trust 2022-B A4,
3.800%,
05/15/2029 943,812
0.3
1,150,000  John Deere Owner
Trust 2022-C A4,
5.200%,
09/17/2029 1,167,355
0.4
400,000  John Deere Owner
Trust 2022 2022-A A4,
2.490%,
01/16/2029 392,497
0.1
1,050,000
(1)
Kubota Credit Owner
Trust 2023-1A A3,
5.020%,
06/15/2027 1,058,423
0.3
600,000
(1)(3)
LCM 26 Ltd. 26A A2,
6.794%, (TSFR3M +
1.512%),
01/20/2031 600,509
0.2
500,000
(1)(3)
Madison Park Funding
XXX Ltd. 2018-30A
A1R, 6.561%, (TSFR3M
+ 1.360%),
07/16/2037 501,712
0.2
500,000
(1)(3)
Magnetite XXVI
Ltd. 2020-26A A2R,
6.946%, (TSFR3M +
1.662%),
07/25/2034 500,140
0.2
869,697
(1)(3)
Neuberger Berman
Loan Advisers CLO 26
Ltd. 2017-26A AR,
6.461%, (TSFR3M +
1.182%),
10/18/2030 870,255
0.3
1,100,000
(1)(3)
Octagon Investment
Partners 32 Ltd. 2017-
1A A2R, 6.763%,
(TSFR3M + 1.462%),
07/15/2029 1,101,650
0.3
1,000,000
(1)(3)
Octagon Investment
Partners 48 Ltd.
2020-3A AR, 6.694%,
(TSFR3M + 1.412%),
10/20/2034 1,002,295
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
400,000
(1)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 6.891%,
(TSFR3M + 1.612%),
07/19/2030 $ 400,020
0.1
2,000,000
(1)(3)
OHA Credit Partners
XVI 2021-16A AR,
6.200%, (TSFR3M +
1.350%),
10/18/2037 2,001,844
0.6
1,600,000
(1)(3)
OHA Loan Funding Ltd.
2015-1A AR3, 6.691%,
(TSFR3M + 1.412%),
01/19/2037 1,602,448
0.5
246,660
(1)(3)
Palmer Square CLO
Ltd. 2015-2A A1R2,
6.644%, (TSFR3M +
1.362%),
07/20/2030 247,011
0.1
650,000
(1)
PFS Financing Corp.
2022-D A, 4.270%,
08/15/2027 648,217
0.2
600,000
(1)
PFS Financing Corp.
2023-C A, 5.520%,
10/15/2028 615,653
0.2
1,300,000
(1)(3)
Rad CLO 6 Ltd.
2019-6A A1, 6.924%,
(TSFR3M + 1.642%),
01/20/2033 1,301,219
0.4
883,871
(1)(3)
Sound Point CLO XVIII
Ltd. 2017-4A A1,
6.664%, (TSFR3M +
1.382%),
01/21/2031 884,481
0.3
800,000
(1)(3)
Sound Point CLO XXIII
2019-2A AR, 6.733%,
(TSFR3M + 1.432%),
07/15/2034 800,664
0.2
263,571
(1)(3)
TCI-Symphony CLO
Ltd. 2017-1A AR,
6.493%, (TSFR3M +
1.192%),
07/15/2030 263,872
0.1
1,850,000
(1)(3)
THL Credit Wind River
CLO Ltd. 2019-1A AR,
6.704%, (TSFR3M +
1.422%),
07/20/2034 1,852,424
0.6
580,000
(1)(3)
Venture 37 CLO Ltd.
2019-37A A1RR,
6.551%, (TSFR3M +
1.250%),
07/15/2032 580,231
0.2
300,000
(1)
Volvo Financial
Equipment LLC Series
2024-1A A3, 4.290%,
10/16/2028 301,223
0.1
300,000
(1)
Volvo Financial
Equipment LLC Series
2024-1A A4, 4.290%,
07/15/2031 300,459
0.1
500,000
(1)(3)
Wellman Park CLO Ltd.
2021-1A AR, 6.558%,
(TSFR3M + 1.350%),
07/15/2037 500,238
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
400,000
(1)(3)
Wind River CLO Ltd.
2024-1A A, 6.898%,
(TSFR3M + 1.600%),
04/20/2037 $ 402,932
0.1
36,449,113
11.5
Student Loan Asset-Backed Securities : 1.1%
227,493
(1)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 218,178
0.1
255,088
(1)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 236,571
0.1
126,880
(1)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 115,395
0.0
209,739
(1)
Navient Private
Education Refi Loan
Trust 2021-FA A,
1.110%,
02/18/2070 186,876
0.1
922,099
(1)
Navient Private
Education Refi Loan
Trust 2022-BA A,
4.160%,
10/15/2070 911,517
0.3
1,313,961
(1)
Navient Private
Education Refi Loan
Trust 2023-A A,
5.510%,
10/15/2071 1,345,985
0.4
152,560
(1)
Sofi Professional
Loan Program LLC
2018-A A2B, 2.950%,
02/25/2042 150,863
0.0
283,936
(1)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 250,124
0.1
3,415,509
1.1
Total Asset-Backed
Securities
(Cost $58,032,564)
58,106,454
18.4
COMMERCIAL MORTGAGE-BACKED SECURITIES : 11.5%
1,000,000
(1)(3)
ARES1 2024-IND2 A,
6.293%, (TSFR1M +
1.443%),
10/15/2034 1,001,188
0.3
500,000
(1)
ARZ Trust 2024-BILT
A, 5.772%,
06/11/2029 519,950
0.2
550,000  BANK5 Trust 2024-
5YR6 A3, 6.225%,
05/15/2057 586,029
0.2
755,000  Barclays Commercial
Mortgage Trust 2019-
C5 A4, 3.063%,
11/15/2052 708,501
0.2
1,000,000  BBCMS Mortgage
Trust 2024-5C29 A3,
5.208%,
09/15/2057 1,028,875
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
900,000
(1)(3)
BFLD Mortgage
Trust 2024-WRHS A,
6.589%, (TSFR1M +
1.492%),
08/15/2026 $ 900,902
0.3
2,000,000
(1)(3)
BHMS 2018-ATLS D,
7.644%, (TSFR1M +
2.547%),
07/15/2035 1,975,522
0.6
2,000,000
(1)(3)
BLP Commercial
Mortgage Trust 2024-
IND2 B, 6.788%,
(TSFR1M + 1.692%),
03/15/2041 1,996,026
0.6
1,250,000
(3)
BMO Mortgage Trust
2024-5C6 B, 6.086%,
09/15/2057 1,291,913
0.4
1,000,000
(1)(3)
BX 2024-PALM A,
6.638%, (TSFR1M +
1.541%),
06/15/2037 1,001,308
0.3
1,250,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
AIR2 B, 6.892%,
(TSFR1M + 1.792%),
10/15/2041 1,251,711
0.4
800,000
(1)(3)
BX Trust 2021-ARIA
C, 6.857%, (TSFR1M +
1.760%),
10/15/2036 794,078
0.3
343,136
(1)(3)
BX Trust 2022-PSB A,
7.548%, (TSFR1M +
2.451%),
08/15/2039 344,422
0.1
1,500,000
(1)(3)
BXMT Ltd. 2021-FL4
D, 7.447%, (TSFR1M +
2.364%),
05/15/2038 1,084,888
0.3
1,800,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS B, 7.189%,
(TSFR1M + 2.092%),
03/15/2035 1,797,729
0.6
340,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS C, 7.488%,
(TSFR1M + 2.391%),
03/15/2035 339,414
0.1
1,000,000  Citigroup Commercial
Mortgage Trust 2016-
GC36 A5, 3.616%,
02/10/2049 977,339
0.3
2,000,000  Citigroup Commercial
Mortgage Trust 2018-
B2 A4, 4.009%,
03/10/2051 1,971,707
0.6
1,500,000  Csail Commercial
Mortgage Trust 2015-
C2 A4, 3.504%,
06/15/2057 1,486,303
0.5
1,500,000
(1)
ELM Trust 2024-
ELM B15, 6.195%,
06/10/2039 1,534,911
0.5
1,158,346
(1)(3)
Extended Stay America
Trust 2021-ESH C,
6.911%, (TSFR1M +
1.814%),
07/15/2038 1,157,222
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
15,258  Ginnie Mae 2017-51
AB, 2.350%,
04/16/2057 $ 15,098
0.0
5,680  Ginnie Mae 2017-70 A,
2.500%,
10/16/2057 5,631
0.0
43,675  Ginnie Mae 2017-86
AB, 2.300%,
11/16/2051 42,757
0.0
28,622  Ginnie Mae 2017-89 A,
2.500%,
08/16/2057 28,248
0.0
750,000
(3)
GS Mortgage Securities
Trust 2015-GC30 AS,
3.777%,
05/10/2050 731,646
0.2
2,225,000
(1)(3)
ILPT Commercial
Mortgage Trust 2022-
LPF2 A, 7.342%,
(TSFR1M + 2.245%),
10/15/2039 2,226,390
0.7
1,300,000
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH B, 6.551%,
(TSFR1M + 1.454%),
06/15/2038 1,237,412
0.4
422,000  JPMBB Commercial
Mortgage Securities
Trust 2015-C28 A4,
3.227%,
10/15/2048 418,524
0.1
1,251,584  JPMBB Commercial
Mortgage Securities
Trust 2015-C31 A3,
3.801%,
08/15/2048 1,234,772
0.4
1,000,000
(1)(3)
LBA Trust 2024-BOLT
A, 6.688%, (TSFR1M +
1.591%),
06/15/2026 1,001,664
0.3
1,823,228
(1)(3)
MHP 2022-MHIL B,
6.211%, (TSFR1M +
1.114%),
01/15/2027 1,799,849
0.6
1,400,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2017-C34 B,
4.111%,
11/15/2052 1,279,517
0.4
500,000
(1)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 6.497%,
(TSFR1M + 1.397%),
03/15/2039 497,044
0.2
1,200,000
(1)(3)
ONNI Commerical
Mortgage Trust 2024-
APT A, 5.753%,
07/15/2039 1,229,128
0.4
700,000
(1)
THPT Mortgage Trust
2023-THL A, 7.227%,
12/10/2034 727,163
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
250,000
(1)(3)
WMRK Commercial
Mortgage Trust 2022-
WMRK A, 7.886%,
(TSFR1M + 2.789%),
11/15/2027 $ 251,258
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $36,517,618)
36,476,039
11.5
COLLATERALIZED MORTGAGE OBLIGATIONS : 5.6%
692,199
(3)
Fannie Mae REMIC
Trust 2006-43 FJ,
5.805%, (SOFR30A +
0.524%),
06/25/2036 688,749
0.2
291,583
(3)
Fannie Mae REMIC
Trust 2007-14 PF,
5.585%, (SOFR30A +
0.304%),
03/25/2037 287,129
0.1
902,369
(3)
Fannie Mae REMIC
Trust 2007-75 AF,
5.665%, (SOFR30A +
0.384%),
08/25/2037 894,486
0.3
162,801
(3)
Fannie Mae REMIC
Trust 2010-123 FL,
5.825%, (SOFR30A +
0.544%),
11/25/2040 162,078
0.1
410,663
(3)
Fannie Mae REMIC
Trust 2010-136 FG,
5.895%, (SOFR30A +
0.614%),
12/25/2030 411,709
0.1
810,359
(3)
Fannie Mae REMIC
Trust 2011-51 FM,
6.045%, (SOFR30A +
0.764%),
06/25/2041 811,654
0.3
140,339
(3)
Fannie Mae REMIC
Trust 2011-68 F,
5.665%, (SOFR30A +
0.384%),
07/25/2031 140,261
0.0
60,333
(3)
Fannie Mae REMIC
Trust 2011-96 FN,
5.895%, (SOFR30A +
0.614%),
10/25/2041 60,177
0.0
271,326
(3)
Fannie Mae REMIC
Trust 2013-34 PF,
5.745%, (SOFR30A +
0.464%),
08/25/2042 269,877
0.1
13,603
(1)(3)
Flagstar Mortgage Trust
2017-2 A3, 3.500%,
10/25/2047 12,537
0.0
230,133
(1)(3)
Flagstar Mortgage Trust
2020-2 A2, 3.000%,
08/25/2050 203,180
0.1
1,615,302
(3)
Freddie Mac REMIC
Trust 3119 PF,
5.757%, (SOFR30A +
0.414%),
02/15/2036 1,601,425
0.5
1,004,505
(3)
Freddie Mac REMIC
Trust 3153 UF,
5.887%, (SOFR30A +
0.544%),
05/15/2036 1,003,528
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
373,641
(3)
Freddie Mac REMIC
Trust 3626 FA,
6.107%, (SOFR30A +
0.764%),
05/15/2036 $ 373,855
0.1
222,250
(3)
Freddie Mac REMIC
Trust 4508 CF,
5.857%, (SOFR30A +
0.514%),
09/15/2045 220,756
0.1
261,012
(3)
Freddie Mac REMIC
Trust 4879 DF,
5.857%, (SOFR30A +
0.514%),
08/15/2034 259,703
0.1
480,434
(3)
Ginnie Mae 2012-H11
FA, 6.167%, (TSFR1M
+ 0.814%),
02/20/2062 481,327
0.2
79,270
(3)
Ginnie Mae 2014-H05
FB, 6.067%, (TSFR1M
+ 0.714%),
12/20/2063 79,282
0.0
1,334,469
(3)
Ginnie Mae 2015-H30
FE, 6.067%, (TSFR1M
+ 0.714%),
11/20/2065 1,335,182
0.4
1,215,496
(3)
Ginnie Mae 2016-H06
FD, 6.387%, (TSFR1M
+ 1.034%),
07/20/2065 1,218,609
0.4
569,564
(3)
Ginnie Mae 2016-H07
FK, 6.467%, (TSFR1M
+ 1.114%),
03/20/2066 571,882
0.2
1,175,830
(3)
Ginnie Mae 2016-H16
FE, 6.297%, (TSFR12M
+ 1.095%),
06/20/2066 1,185,413
0.4
244,315
(3)
Ginnie Mae 2017-H09
FG, 5.937%, (TSFR1M
+ 0.584%),
03/20/2067 243,954
0.1
725,096
(3)
Ginnie Mae 2020-H09
NF, 6.717%, (TSFR1M
+ 1.364%),
04/20/2070 734,239
0.2
1,069,140  Ginnie Mae 2023-
86 DA, 5.500%,
08/20/2050 1,088,524
0.3
8,017
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 A1, 3.500%,
03/25/2050 7,616
0.0
162,048
(1)(3)
JP Morgan Mortgage
Trust 2019-INV3 A3,
3.500%,
05/25/2050 148,966
0.1
277,089
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-2 A9,
2.500%,
05/25/2051 230,960
0.1
1,680,816
(1)(3)
OBX Trust 2023-J1 A3,
4.500%,
01/25/2053 1,630,190
0.5
516,703
(1)(3)
RATE Mortgage
Trust 2021-HB1 A31,
2.500%,
12/25/2051 429,730
0.1
663,835  Seasoned Credit Risk
Transfer Trust Series
2018-2 MA, 3.500%,
11/25/2057 648,314
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
143,668
(1)(3)
Sequoia Mortgage Trust
2014-4 B3, 3.900%,
11/25/2044 $ 139,340
0.0
36,124
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 34,493
0.0
73,394
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 6.232%,
06/25/2034 71,269
0.0
165,598
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 A17, 3.000%,
12/25/2049 146,041
0.0
Total Collateralized
Mortgage Obligations
(Cost $17,920,374)
17,826,435
5.6
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.0%
Uniform Mortgage-Backed Securities : 0.0%
3,494
6.500
%,
10/01/2032 3,602
0.0
4,856
7.000
%,
10/01/2032 5,041
0.0
8,643
0.0
Total U.S. Government
Agency Obligations
(Cost $8,504)
8,643
0.0
Total Long-Term
Investments
(Cost $299,867,944)
301,432,391
95.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7.5%
U.S. Treasury Obligations : 4.7%
15,000,000
(4)
United States
Treasury Bill-,
4.610
%,
10/31/2024 14,941,619
4.7
Repurchase Agreements : 2.7%
373,803
(5)
Bank of America
Securities, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.880%,
due 10/01/2024
(Repurchase Amount
$373,853, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market
Value plus accrued
interest $381,279, due
06/01/28-01/20/72)
373,803
0.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,030,416
(5)
BNP Paribas
SA, Repurchase
Agreement dated
09/30/2024, 4.880%,
due 10/01/2024
(Repurchase
Amount $2,030,687,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.220%-
7.000%, Market Value
plus accrued interest
$2,071,025, due
10/31/28-07/20/64)
$ 2,030,416
0.6
2,030,416
(5)
Deutsche Bank
Securities, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.850%,
due 10/01/2024
(Repurchase
Amount $2,030,686,
collateralized by various
U.S. Government
Agency Obligations,
3.000%-5.500%, Market
Value plus accrued
interest $2,071,024, due
08/01/46-09/01/53)
2,030,416
0.6
2,030,416
(5)
National Bank Financial,
Inc., Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase
Amount $2,030,689,
collateralized by various
U.S. Government
Securities, 0.375%-
5.000%, Market Value
plus accrued interest
$2,071,024, due
10/01/24-09/09/49)
2,030,416
0.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,030,416
(5)
TD Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2024, 4.860%,
due 10/01/2024
(Repurchase
Amount $2,030,686,
collateralized by various
U.S. Government
Agency Obligations,
5.500%-6.500%, Market
Value plus accrued
interest $2,071,024, due
01/01/53-05/01/54)
$ 2,030,416
0.7
Total Repurchase
Agreements
(Cost $8,495,467)
8,495,467
2.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.1%
368,000
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $368,000) $ 368,000 0.1
Total Short-Term
Investments
(Cost $23,802,399)
23,805,086
7.5
Total Investments in
Securities
(Cost $323,670,343) $ 325,237,477 102.8
Liabilities in Excess of
Other Assets
(8,763,021) (2.8)
Net Assets $ 316,474,456 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2024.
(4)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2024.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2024.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 119,417,390 $ — $ 119,417,390
U.S. Treasury Obligations — 69,597,430 — 69,597,430
Asset-Backed Securities — 58,106,454 — 58,106,454
Commercial Mortgage-Backed Securities — 36,476,039 — 36,476,039
Collateralized Mortgage Obligations — 17,826,435 — 17,826,435
U.S. Government Agency Obligations — 8,643 — 8,643
Short-Term Investments 368,000 23,437,086 — 23,805,086
Total Investments, at fair value $ 368,000 $ 324,869,477 $ — $ 325,237,477
Other Financial Instruments+
Futures 266,415 — — 266,415
Total Assets $ 634,415 $ 324,869,477 $ — $ 325,503,892
Liabilities Table
Other Financial Instruments+
Futures $ (6,194) $ — $ — $ (6,194)
Total Liabilities $ (6,194) $ — $ — $ (6,194)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 621 12/31/24 $ 129,318,399 $ 260,792
$ 129,318,399 $ 260,792
Short Contracts:
U.S. Treasury 5-Year Note (378) 12/31/24 (41,535,703) (6,194)
U.S. Treasury 10-Year Note (13) 12/19/24 (1,485,656) 130
U.S. Treasury Long Bond (6) 12/19/24 (745,125) 3,596
U.S. Treasury Ultra 10-Year Note (8) 12/19/24 (946,375) 1,134
U.S. Treasury Ultra Long Bond (2) 12/19/24 (266,188) 763
$ (44,979,047) $ (571)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,334,683
Gross Unrealized Depreciation (1,767,549)
Net Unrealized Appreciation $ 1,567,134